Shareholders equity - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Share capital	R$ 19,235,546	R$ 19,235,546
%	100.00%	100.00%
Common Stock Price	R$ 52.94	R$ 61.78
Treasury (Note 24.2)
Disclosure of classes of share capital [line items]
%	2.01%	1.97%
Treasury (Note 24.2) | Quantity
Disclosure of classes of share capital [line items]
Quantity	25,455,929	24,875,787
Share Capital
Disclosure of classes of share capital [line items]
Share capital	R$ 19,269,281
Share issue related cost	R$ 33,735
Share Capital | Quantity
Disclosure of classes of share capital [line items]
Quantity	1,264,117,615	1,264,117,615
Suzano Holding S.A.
Disclosure of classes of share capital [line items]
%	29.08%	29.08%
Suzano Holding S.A. | Quantity
Disclosure of classes of share capital [line items]
Quantity	367,612,329	367,612,329
Controller
Disclosure of classes of share capital [line items]
%	15.51%	15.51%
Controller | Quantity
Disclosure of classes of share capital [line items]
Quantity	196,065,636	196,065,636
Managements and related persons
Disclosure of classes of share capital [line items]
%	2.52%	2.59%
Managements and related persons | Quantity
Disclosure of classes of share capital [line items]
Quantity	31,903,998	32,784,440
Alden Fundo de Investimento em Ações
Disclosure of classes of share capital [line items]
%	2.15%	2.07%
Alden Fundo de Investimento em Ações | Quantity
Disclosure of classes of share capital [line items]
Quantity	27,154,744	26,154,744
Controlling Shareholders
Disclosure of classes of share capital [line items]
%	49.26%	49.25%
Controlling Shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	622,736,707	622,617,149
Other shareholders
Disclosure of classes of share capital [line items]
%	48.73%	48.78%
Other shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	615,924,979	616,624,679